STOCK OPTIONS AND WARRANTS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares Outstanding, Beginning balance	0
Number of Shares Outstanding, Ending balance		0
Number of Shares Exercisable		0
Warrants [Member]
Number of Shares Outstanding, Beginning balance	8,561,476	8,561,476	4,194,236
Number of Shares Outstanding, Granted	0	7,524,933	7,524,933
Number of Shares Outstanding, Forfeited	0		424,767
Number of Shares Outstanding, Exercised	0	3,152,386	3,152,386
Number of Shares Outstanding, Expired	(3,096)	(5,307)	(5,307)
Number of Shares Outstanding, Ending balance	8,558,380	8,561,476	8,561,476
Number of Shares Exercisable	8,558,380	8,548,142
Weighted Average Exercise Price Outstanding, Beginning balance	$ 3.91	$ 3.91	$ 8.31
Weighted Average Exercise Price, Granted	0.00	1.65	1.65
Weighted Average Exercise Price Outstanding, Ending balance	3.89	3.91	$ 3.91
Weighted Average Exercise Price Exercisable	$ 3.89	$ 3.91
Weighted Average Remaining Contractual Term Outstanding, Beginning	4 years 7 months 20 days	5 years 15 days	5 years 14 days
Weighted Average Remaining Contractual Term, Granted		4 years 2 months 4 days	5 years 1 month 17 days
Weighted Average Remaining Contractual Term Outstanding, Ending	4 years 7 months 17 days	4 years 7 months 20 days	5 years 14 days
Weighted Average Remaining Contractual Term Exercisable	4 years 7 months 17 days	4 years 7 months 20 days
Aggregate Intrinsic Value Outstanding, Beginning balance	$ 18,801	$ 18,801	$ 2,562,621
Aggregate Intrinsic Value Outstanding, Ending balance	13,867	18,801	$ 18,801
Aggregate Intrinsic Value Exercisable	$ 13,867	$ 18,801